(LOSS) PER SHARE (Tables)	12 Months Ended
Mar. 31, 2022
Profit or loss [abstract]
Schedule of basic and diluted EPS calculations

	Years Ended March 31,
	2022	2021	2020
Numerator (in 000’$)
Net loss attributable to owners of the Company	$(16,870)	$(15,833)	$(5,333)
Denominator (in 000’)
Weighted average number of shares – Basic and Diluted	13,060	11,733	10,952
Basic and diluted (loss) per share (Actual)	$(1.29)	$(1.35)	$(0.49)

Schedule of anti-dilutive share

	As of March 31,
	2021	2020
Stock options	1,151,400	868,000
Restricted stock units	378,740	243,000
Warrants	33,888	49,701